Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay-Versus-Performance Disclosure

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between the compensation actually paid (or “CAP”) to our named executive officers and required financial performance measures. For a more complete explanation of “pay for performance” philosophy and how executive compensation aligns with our performance, please refer to “Executive Compensation – Compensation Discussion and Analysis.”

Pay-Versus-Performance Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4)	Value of Initial Fixed $100 Investment Based On (5):		Net Income	Company- Selected Measure (Total Revenue, Less License Revenue)(7)
					Total Stockholder Return	Peer Group Total Stockholder Return(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$2,944,748	$2,802,956	$1,216,273	$1,176,749	$49	$119	$21,591,000	$235,637,000
2022	$2,532,761	$3,249,847	$982,214	$1,174,336	$48	$114	$2,000	$228,031,000
2021	$18,453,610	$14,666,241	$1,478,175	$462,002	$35	$126	($29,126,000)	$201,405,000
2020	$4,413,827	$3,972,462	$1,928,504	$1,948,890	$117	$126	($59,995,000)	$202,410,000

(1)	The dollar amounts represent the amount of total compensation reported for Alan H. Auerbach (our “PEO”) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year. Please refer to “Executive Compensation – Executive Compensation Tables – Fiscal 2023 Summary Compensation Table.”
(2)	The dollar amounts reported represent the amount of CAP of Alan H. Auerbach, as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to Alan H. Auerbach during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Alan H. Auerbach’s Summary Compensation Table Total compensation for the 2023 fiscal year to determine the CAP for him for 2023.

PEO Total Compensation Amount	$ 2,944,748	$ 2,532,761	$ 18,453,610	$ 4,413,827
PEO Actually Paid Compensation Amount	$ 2,802,956	3,249,847	14,666,241	3,972,462
Adjustment To PEO Compensation, Footnote
Year	Reported Summary Compensation Table Total for PEO	Deduction for Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table(a)	Increase/Deduction for Equity Award Adjustments After Subtraction of Grant Date Fair Value(b)	Compensation Actually Paid to PEO
2023	$2,944,748	($1,640,151)	$1,498,358	$2,802,956

(a)

The reported grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the covered fiscal year.

(b)	The amounts deducted or added in calculating the fiscal 2023 equity award adjustments are as follows:

Year	Increase Based on Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year as of End of Covered Fiscal Year	Increase/Deduction Based on Year over Year Change in Fair Value of Any Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Year as of End of Covered Fiscal Year	Increase Based on Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year	Increase/Deduction Based on Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year	Increase Based on Fair Value as of Modification Date of Unvested Equity Awards Modified in Covered Fiscal Year	Total Equity Award Adjustments
2023	$1,589,878	($8,768)	$0	($82,752)	$0	$1,498,358

Equity Award Valuations – Alan H. Auerbach: Equity award fair values are calculated in accordance with FASB ASC Topic 718. The closing stock price as of December 31, 2022 was $4.23 and at December 31, 2023 was $4.33. The material Black-Scholes assumptions varied as follows: expected term between 3.21 and 5.85, volatility between 75.51% and 86.58%, risk-free rate between 3.81% and 3.95%, and expected dividend yield of 0.00%.

(3)	The dollar amounts reported represent the average amount of CAP for our named executive officers as a group (excluding Alan H. Auerbach, who has served as our PEO since our inception) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year. The names of these named executive officers included for purposes of calculating the average amounts of total compensation in each covered fiscal year are as follows:

•	for 2023, M. Nougues, A. Wong, J. Ludwig and D. Hunt;
•	for 2022, M. Nougues, A. Wong, J. Ludwig and D. Hunt;
•	for 2021, M. Nougues, A. Wong, J. Ludwig and D. Hunt; and
•	for 2020, M. Nougues, R. Bryce, J. Ludwig and D. Hunt.

(4)	The dollar amounts reported represent the average amount of CAP to our named executive officers disclosed in footnote (3), as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual average amount of compensation earned or received by or paid to these named executive officer as a group during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average Summary Compensation Table Total compensation for 2023 fiscal year to determine the average CAP for 2023.

Non-PEO NEO Average Total Compensation Amount	$ 1,216,273	982,214	1,478,175	1,928,504
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,176,749	1,174,336	462,002	1,948,890
Adjustment to Non-PEO NEO Compensation Footnote
Year	Average Reported Summary Compensation Table Total for Non-PEO Named Executive Officers	Deduction for Average Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table (a)	Increase/Deduction for Average Equity Award Adjustments(b)	Average Compensation Actually Paid to Non-PEO Named Executive Officers
2023	$1,216,273	$511,020	$471,496	$1,176,749

(a)

The average reported grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the covered fiscal year.

(b)	The amounts deducted or added in calculating the fiscal 2023 equity award adjustments are as follows:

Year	Increase Based on Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year as of End of Covered Fiscal Year	Increase/Deduction Based on Year over Year Average Change in Fair Value of Any Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Year as of End of Covered Fiscal Year	Increase Based on Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year	Increase/Deduction Based on Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year	Total Average Equity Award Adjustments
2023	$495,357	($2,051)	$0	($21,810)	$471,496

Equity Award Valuations – Other named executive officers: Equity award fair values are calculated in accordance with FASB ASC Topic 718. The closing stock price as of December 31, 2022 was $4.23 and at December 31, 2023 was $4.33. The material Black-Scholes assumptions varied as follows: expected term between 3.21 and 5.97, volatility between 75.51% and 86.58%, risk-free rate between 3.81% and 3.95%, and expected dividend yield of 0.00%.

(5)	Cumulative total stockholder return (“TSR”) assumes an initial investment of $100 on December 31, 2019 and reinvestment of dividends.

(6)	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose for all four years presented is the following published industry index: Nasdaq Biotechnology Index.

(7)	Total revenue is comprised of (i) product revenue, net, and (ii) royalty revenue, each determined in accordance with Generally Accepted Accounting Principles (“GAAP”). Total revenue does not include license revenue. Our Company Selected Measure is comprised of the first two components of reported GAAP revenue.

Compensation Actually Paid vs. Total Shareholder Return

Analysis of Information Presented in Pay-Versus-Performance Table

As described in more detail in “Executive Compensation – Compensation Discussion and Analysis,” our executive compensation program reflects a variable “pay-for-performance” philosophy. While over the years we have used different performance measures to align executive compensation with our performance, all of these performance measures are not presented in the Pay-Versus-Performance Table. Moreover, while we generally seek to prioritize long-term performance as our primary incentive for Alan H. Auerbach and our other named executive officers, we do not specifically align our performance measures with CAP (as computed in accordance with Item 402(v) of Regulation S-K) for a particular fiscal year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between the information presented in the Pay-Versus-Performance Table.

CAP Compared to Company and Peer Group TSR

The following graph sets forth the relationship between (i) the CAP for Alan H. Auerbach and the average CAP for our other NEOs as a group (except Alan H. Auerbach), and (ii) our TSR and the TSR of our peer group, the Nasdaq Biotechnology Index, over the periods presented in the Pay-Versus-Performance Table.

Compensation Actually Paid vs. Net Income

CAP Compared to Net Income

The following graph sets forth the relationship between (i) the CAP for Alan H. Auerbach and the average CAP for our other NEOs as a group (except Alan H. Auerbach), and (ii) our Net Income over the periods presented in the Pay-Versus-Performance Table.

Compensation Actually Paid vs. Company Selected Measure

CAP Compared to Total Revenue, Less License Revenue

The following graph sets forth the relationship between (i) the CAP for Alan H. Auerbach and the average CAP for our other NEOs as a group (except Alan H. Auerbach), and (ii) our Total Revenue, Less License Revenue, over the periods presented in the Pay-Versus-Performance Table.

Tabular List, Table

Tabular List of Financial Performance Measures

The most important financial and non-financial performance measures that link CAP to our performance are as follows:

•	Total revenue, less license revenue

•	Cashflow

•	Alisertib Clinical Milestones

Additional information about each of these performance measures and the role of our performance in each of these measures in determining our executive compensation are discussed in greater detail in “Executive Compensation – Compensation Discussion and Analysis.”

Total Shareholder Return Amount	$ 49	48	35	117
Peer Group Total Shareholder Return Amount	119	114	126	126
Net Income (Loss)	$ 21,591,000	$ 2,000	$ (29,126,000)	$ (59,995,000)
Company Selected Measure Amount	235,637,000	228,031,000	201,405,000	202,410,000
Measure:: 1
Pay vs Performance Disclosure
Name	Total revenue, less license revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Cashflow
Measure:: 3
Pay vs Performance Disclosure
Name	Alisertib Clinical Milestones
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,498,358
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,640,151)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,589,878
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,768)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(82,752)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	471,496
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	511,020
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	495,357
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,051)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (21,810)